Stock-Based Compensation - Additional Information (Detail) - shares			12 Months Ended
	Oct. 28, 2015	Aug. 26, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award, number of shares granted			372,760
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock granted			162,248
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan		592,480
Stock option award, vesting period				5 years
Stock option award, vesting period			4 years
Risk free interest rate		0.32%
Expected volatility rate		16.70%
Expected life		7 years
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award, number of shares granted	372,760
Number of restricted stock available for future grants			50,440
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued pursuant to exercise of stock options		423,200
2015 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock granted			0
2015 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as restricted stock		169,280
2015 Equity Incentive Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock granted	162,248
Number of restricted stock available for future grants		7,032
Share-based Compensation Award, Tranche One [Member] | 2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of share-based compensation awards				20.00%